Net Sales, Excluding Precious Metal Content (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement [Line Items]
Net Sales, Excluding Precious Metal Content	$ 691,000	$ 681,600	$ 730,900	$ 689,200	$ 713,700	$ 669,400	$ 716,000	$ 672,600	$ 2,792,677	$ 2,771,728	$ 2,714,698
Precious metal content of sales									129,943	179,042	213,731
Net Sales, including precious metal content	$ 719,041	$ 708,240	$ 765,225	$ 730,114	$ 753,658	$ 704,018	$ 761,010	$ 732,084	2,922,620	2,950,770	2,928,429
Operating Segments [Member] | Dental Consumables, Endodontic and Dental Laboratory Businesses
Statement [Line Items]
Net Sales, Excluding Precious Metal Content									1,208,105	1,197,124	1,144,857
Net Sales, including precious metal content									1,308,856	1,346,082	1,322,200
Operating Segments [Member] | Healthcare, Orthodontic and Implant Businesses
Statement [Line Items]
Net Sales, Excluding Precious Metal Content									1,066,705	1,058,991	1,054,275
Net Sales, including precious metal content									1,067,497	1,059,913	1,055,739
Operating Segments [Member] | Select Developed and Emerging Markets Businesses
Statement [Line Items]
Net Sales, Excluding Precious Metal Content									517,867	515,613	515,566
Net Sales, including precious metal content									$ 546,267	$ 544,775	$ 550,490